Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Virginia Real Estate Loan [Member]
Long-term Loan	$ 5,374,777	$ 5,575,586
North Carolina Real Estate Loan [Member]
Long-term Loan	1,852,230	1,921,433
Long-term Loan	7,227,007	7,497,019
Less current installments	280,999	269,996
Long-term debt, excluding current installments	$ 6,946,008	$ 7,227,023